Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2025
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

9. Cash and cash equivalents

	2025	2024
	US$	US$
Bank balances	6,919,869	4,880,413

As of March 31, 2025 and 2024, the cash and cash equivalents of US$661,912 (2024: US$22,146) are denominated in HK$, while US$6,257,957 (2024: US$4,858,267) are denominated in US$.